CONTRACTUAL TRANSMISSION ASSETS - Cash flow (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Public service electric power concessions [line items]
Present value of undiscounted cash inflow	R$ 33,890,851
Undiscounted cash inflow	39,841,449
Economic Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	14,896,210
Financial Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	21,568,239
Adjustment Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	3,377,000
Up to 1 year
Public service electric power concessions [line items]
Undiscounted cash inflow	9,438,318
Up to 1 year | Economic Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	3,294,576
Up to 1 year | Financial Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	4,792,942
Up to 1 year | Adjustment Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	1,350,800
2022
Public service electric power concessions [line items]
Undiscounted cash inflow	9,438,318
2022 | Economic Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	3,294,576
2022 | Financial Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	4,792,942
2022 | Adjustment Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	1,350,800
2023
Public service electric power concessions [line items]
Undiscounted cash inflow	7,781,607
2023 | Economic Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	2,313,265
2023 | Financial Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	4,792,942
2023 | Adjustment Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	675,400
2024
Public service electric power concessions [line items]
Undiscounted cash inflow	6,124,896
2024 | Economic Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	1,331,954
2024 | Financial Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	4,792,942
2025
Public service electric power concessions [line items]
Undiscounted cash inflow	3,728,425
2025 | Economic Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	1,331,954
2025 | Financial Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	2,396,471
2026
Public service electric power concessions [line items]
Undiscounted cash inflow	1,331,954
2026 | Economic Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	1,331,954
2027
Public service electric power concessions [line items]
Undiscounted cash inflow	1,331,954
2027 | Economic Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	1,331,954
2028
Public service electric power concessions [line items]
Undiscounted cash inflow	665,977
2028 | Economic Portion
Public service electric power concessions [line items]
Undiscounted cash inflow	R$ 665,977